Schedule of ordinary shares issued and outstanding (Details) - shares	Sep. 30, 2024	Aug. 30, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Total shares issued		46,527,999
Total shares outstanding	46,527,999	46,527,999	33,980,753
Exchange Consideration Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Total shares issued		40,000,000
Total shares outstanding		40,000,000
Public Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Total shares issued		94,916
Total shares outstanding		94,916
Sponsor Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Total shares issued		4,483,026
Total shares outstanding		4,483,026
Other Converted Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Total shares issued		1,250,058
Total shares outstanding		1,250,058
Representative Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Total shares issued		99,999
Total shares outstanding		99,999
Vendor Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Total shares issued		200,000
Total shares outstanding		200,000
P I P E Commitment Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Total shares issued		400,000
Total shares outstanding		400,000